Investments in associates and joint ventures (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Investments In Associates
Beginning of the year		$ 8,155	[1]	$ 17,128
Share-holding (decrease) / increase in associates and joint ventures		(392)		1,100
Capital contribution		185		172
Share of (loss) / profit		(583)		365
Decrease for control obtainment (Note 4)				(59)
Incorporation by business combination (Note 4)				107
Currency translation adjustment		3,426		305
Cash dividends	[2]	(349)		(272)
Sale of associates				1
Liquidation distribution	[3]	(72)
Capital reduction		(284)		(32)
Transfer to borrowings to associates	[1]	(190)
Hedging instruments				56
Defined benefit plans				(7)
Reclassification to held for sale		(44)		(10,709)
Issuance of capital		2
Decrease of interest in associate		(339)
Others		12,780
End of the year	[1]	$ 22,295		$ 8,155

[1]	Corresponds to a reclassification made at the time of formalizing the loan repayment terms with the associate in the Operations Center in Israel.
[2]	See Note 31.
[3]	Corresponds to the distribution of the income from Baicom's liquidation.